Current Liabilities - Warranty Liability (Details)	Aug. 25, 2022 USD ($) shares
Current Liabilities - Warranty Liability (Details) [Line Items]
Total consideration (in Dollars) | $	$ 13,299,996
ADSs [Member]
Current Liabilities - Warranty Liability (Details) [Line Items]
Issuance of shares	3,220,338
Pre-funded warrants	3,220,338